DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain on sale of assets	$ 300	$ (10,788)	$ 0
Impairment loss on vessels	(985)	(152,597)	0
Net loss from discontinued operations	0	0	(258)
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenues	0	0	0
Net gain on sale of assets	0	0	0
Impairment loss on vessels	$ 0	$ 0	$ 0